Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Balance at January 1	$35,513	$35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$35,513	$35,513

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Core deposit intangibles resulting from bank and branch acquisitions:
Gross Amount	$7,930	$7,930	$7,930
Accumulated Amortization	(6,965)	(6,482)	(5,785)
Net Carrying Value	$965	$1,448	$2,145

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year	Amount
2013	$370
2014	278
2015	185
2016	99
2017	33